ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table represents the major components of accounts payables and accrued expenses and other current liabilities at September 30, 2024, and at December 31, 2023:

		September 30,2024	December 31, 2023
Accounts payable affiliate	a	$35,084	$2,000
Professional fees		75,469	77,264
Payroll Tax		4,332	—
401K		18,625	—
Interest affiliate	b	2,934	—
Interest		123,352	223,759
Other		—	1,658
Un-issued share liability affiliate	c	40,000	507,242
Un-issued share liability		10,194	507,315
Short term loan affiliate	b	140,588	25,000
Short term loan		38,000	—
Debt discount		(50,000)	—
Convertible note payable		805,000	1,900,000
Total current liabilities		$1,243,578	$3,244,238

a	As at September 30, 2024, there are $35,084 of accounts payable owed to an affiliate. Accumulated payroll for the month of September 2024 is $32,084, $11,667 for each the CEO and CFO and $8,750 for the CCO, each person also has $1,000 of reimbursable expense claims. On December 31, 2023, there was $2,000 due to the CFO for reimbursable expenses.

b	On September 30, 2024, the Company has a loan of $140,588 due to affiliates, the interest is 8% and currently $2,934 is owed in accrued interest. On December 31, 2023, the loan had a balance of $25,000 with no interest due.

c	On September 30, 2024, there are 82,476 shares of Preferred Stock awarded but not issued to four (4) Board Members in the second quarter of 2024. The total fair market value at the time of the award was $40,000. On December 31, 2023, there were 211,269 shares awarded to three (3) Board Members and 3,599,289 shares approved for conversion of debt. The total fair market value at the time of the award was $515,904.

The following table represents the major components of accounts payables and accrued expenses and other current liabilities at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Accounts payable affiliates (1)	$2,000	$709,727
Professional fees	77,264	397,514
Interest	223,759	134,581
Payroll taxes	—	40,182
Pension/401K	—	180,557
Other accounts payable	1,658	990
Un-issued shares affiliates (2)	507,242	38,400
Un-issued shares	507,315	960
Loan from Affiliates (3)	25,000	—
Convertible note payable	1,900,000	2,165,000
Total	$3,244,238	$3,667,911

(1)	$2,000 due to the CFO for expenses at December 31, 2023, while there was $286,900 to the CEO, $269,400 to the CFO and $153,427 to the CCO in salary and expenses at December 31, 2022.

(2)

The amount is to be converted into shares of Common Stock whereof $30,000 is to our Directors for their attendance in board and committee meetings during the fourth quarter of 2023 and $485,904 to the Company’s officers for conversion of outstanding salaries and expenses.

(3)	On September 23, 2023, the Company received an interest free loan from an affiliated Company.